Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 20% - Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Asset Manager 20% - Class C
Expense Example:
1 year	260
3 years	496
5 years	855
10 years	1,668
Fidelity Advisor Asset Manager 20% - Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Asset Manager 20% - Class I
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	689
Fidelity Advisor Asset Manager 20% - Class Z
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604